Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,152,200,850.00
Previously Paid Amount	0.00
Total Fee Amount	297,218.94
Total Offset Amount	0.00
Net Fee	$ 297,218.94
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false